Derecognition And Offset Of Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of derecognition and offsetting of financial assets and liabilities [Abstract]
Derecognition And Offset Of Financial Instruments
12. DERECOGNITION AND OFFSET OF FINANCIAL INSTRUMENTS
(1) Derecognition of financial instruments
Transferred financial assets that do not meet the condition of derecognition in their entirety.
1) Bonds sold under repurchase agreements
The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition, are as follows (Unit: Korean Won in millions):

		December 31, 2020	December 31, 2021
Assets transferred	Financial assets at FVTPL	410,331	248,009
	Financial assets at FVTOCI	138,315	127,065
	Securities at amortized cost	40,987	38,995
	Loans and other financial assets at amortized cost	50,088	—

	Total	639,721	414,069

Related liabilities	Bonds sold under repurchase agreements	657,823	749,976

2) Securities loaned
When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the consolidated financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership. The carrying amounts of the securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2020	December 31, 2021	Loaned to
Financial assets at FVTOCI	Korean treasury and government bonds	100,345	98,535	Korea Securities Finance Corporation

3)	Liquidity of financial assets
As of December 31, 2020 and 2021, the consolidated structured companies issued asset-backed securities with loans and corporate bonds held by the Group as liquid assets, and the Group bear related risks through the purchase agreements or credit contributions. The transaction details of the transfer of the financial instrument are as follows:

		December 31, 2020	December 31, 2021
		Book value (*)	Book value (*)
Assets transferred	Financial assets at FVPL	156,900	151,930
	Loans at amortized cost	4,645,170	4,682,882
Related liabilities	Asset-backed borrowings	2,536,219	2,424,080
	Asset-backed bonds	1,289,992	978,274

(*)	The carrying amount is the amount before the allowance for bad debts.
On the other hand, the details of transferred financial assets that have not been removed, such as bonds sold under the repurchase agreement and loan securities, are also described in Note 18. The Group does not have financial instruments that are continuously involved.
(2) The offset of financial assets and liabilities
The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables or unpaid domestic exchange payable has been offset with part of unpaid domestic exchange payables or uncollected domestic exchange receivables and has been disclosed in loans at amortized cost and other financial assets and other financial liabilities of the Group’s statements of financial position respectively.
The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured loans. The Group under the repurchase agreements has an offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master
Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets.
As of December 31, 2020 and 2021, the financial instruments to be offset and may be covered by master netting agreements and similar agreements are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of consolidate financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets (*1)	6,456,799	—	6,456,799	7,733,997	598,545	1,278,176
Receivable spot exchange (*2)	3,153,919	—	3,153,919
Bonds purchased under resale agreements (*2)	10,145,749	—	10,145,749	10,145,749	—	—
Domestic exchange settlement debits (*2)(*6)	34,352,965	32,834,189	1,518,776	—	—	1,518,776

Total	54,109,432	32,834,189	21,275,243	17,879,746	598,545	2,796,952

Financial liabilities:
Derivative liabilities (*1)	5,823,620	—	5,823,620	7,147,683	477,603	1,371,364
Equity-linked securities in short position (*3)	19,630	—	19,630
Payable spot exchange (*4)	3,153,400	—	3,153,400
Bonds sold under repurchase agreements (*5)	657,823	—	657,823	213,623	444,200	—
Domestic exchange settlement credits (*4)(*6)	33,014,440	32,834,189	180,251	176,179	—	4,072

Total	42,668,913	32,834,189	9,834,724	7,537,485	921,803	1,375,436

(*1)	The items include derivative assets and liabilities held for trading and designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are equity linked securities related to derivatives and are included in financial liabilities at FVTPL.
(*4)	The items are included in other financial liabilities.
(*5)	The items are included in borrowings.
(*6)	Certain financial assets and liabilities are presented as net amounts.

	December 31, 2021
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of consolidated financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets (*1)	4,172,737	—	4,172,737	8,260,784	552,071	1,275,186
Receivable spot exchange (*2)	5,915,304	—	5,915,304
Bonds purchased under resale agreements (*2)	10,332,858	—	10,332,858	10,332,858	—	—
Domestic exchange settlement debits (*2)(*5)	42,358,138	42,275,583	82,555	—	—	82,555

Total	62,779,037	42,275,583	20,503,454	18,593,642	552,071	1,357,741

Financial liabilities:
Derivative liabilities (*1)	3,708,263	—	3,708,263	8,755,492	114,716	754,855
Payable spot exchange (*3)	5,916,800	—	5,916,800
Bonds sold under repurchase agreements (*4)	749,976	—	749,976	749,976	—	—
Domestic exchange settlement credits (*3)(*5)	48,982,056	42,275,583	6,706,473	3,401,251	—	3,305,222

Total	59,357,095	42,275,583	17,081,512	12,906,719	114,716	4,060,077

(*1)	The items include derivative assets and liabilities held for trading and designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are included in other financial liabilities.
(*4)	The items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented as net amounts.